Summary of material accounting policy information - Scope of Consolidation (Details) € in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Oct. 01, 2024 USD ($)	Sep. 25, 2024	Sep. 24, 2024	Jun. 30, 2024	Jun. 27, 2024	Jun. 06, 2024 EUR (€)	Dec. 31, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Consideration paid in cash								€ 19,307	€ 117,686	€ 585
Consorzio Re. Crea
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								15.40%	15.50%
Ermenegildo Zegna Monaco S.a.r.l
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest				100.00%				100.00%	0.00%
Zegna Consitex Arabia For Trading LLC
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest				70.00%
Thom Browne Inc.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest						92.00%
Other changes						€ 3,697
Proportion of ownership interest in associate											85.00%
Thom Browne Inc. | Written put options
Disclosure of information about consolidated structured entities [line items]
Additional purchase of options, percent						2.00%
Ermenegildo Zegna Madrid S.A.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest					100.00%
Tizeta S.r.l.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								100.00%	100.00%
Ermenegildo Zegna N.V. | Consorzio Re. Crea
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest							5.00%	5.00%
Ermenegildo Zegna N.V. | Filati Biagioli Modesto S.p.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		45.00%	40.00%
Ermenegildo Zegna N.V. | CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								100.00%	0.00%
Ermenegildo Zegna N.V. | Thom Browne Inc.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								92.00%	90.00%
Ermenegildo Zegna N.V. | Tizeta S.r.l.
Disclosure of information about consolidated structured entities [line items]
Increase (decrease) in equity | $	$ 284
Ermenegildo Zegna N.V. / Italco S.A. | Ermenegildo Zegna Madrid S.A.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								0.00%	100.00%
Consitex S.A. | Zegna Consitex Arabia For Trading LLC
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								70.00%	0.00%
Ezeti S.L. | Ermenegildo Zegna Madrid S.A.
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest								100.00%	70.00%